ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounts Receivable [Abstract]
Schedule Of Past Due Financing Receivables [Table Text Block]
Aging analysis of accounts receivable is as follows:

	September 30, 2014	December 31, 2013

0 - 30 days	$64,914,582	$20,864,404
31 - 90 days	30,367,458	28,960,582
91 - 120 days	16,046,506	23,941,294
over 120 days and less than 1 year	11,445,335	8,291,662
over 1 year	-	-
	$122,773,881	$82,057,942

Aging analysis of accounts receivable is as follows:

	2013	2012

0 - 30 days	$20,864,404	$10,813,981
31 - 90 days	28,960,582	27,784,784
91 - 120 days	23,941,294	6,866,842
over 120 days and less than 1 year	8,291,662	7,482,743
over 1 year	-	-
	$82,057,942	$52,948,350